Income Tax	12 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
Income Tax
8.	INCOME TAX

	Consolidated
	2020 $	2019 $	2018 $
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	(6,098,930)	(6,425,604)	(5,463,872)
Tax at the Australian tax rate of 27.50% (2019: 27.50% and 2018: 27.5%)	(1,677,206)	(1,767,040)	(1,502,565)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	(3,971)	92,153	35,650
Research and development tax incentive	446,717	541,596	148,346
Other non-deductible items	888	590	1,509
Other assessable items	(26,764)	—	—
	(1,260,336)	(1,132,701)	(1,317,060)

Difference in overseas tax rates	26,526	41,009	67,557
Under /(over) provision	553,190	1,126,722	(268,092)
Temporary differences not recognized	(353,628)	(121,965)	—
Research and development tax credit	(206,250)	(238,084)	(82,322)
Tax losses not recognized	1,240,498	325,020	1,599,917
Income tax expense	—	—	—

Net deferred tax assets

Deferred tax assets not recognized
Property, plant and equipment	—	863	1,381
Capital raising costs	877,584	232,328	347,370
Intangible assets	1,832,075	1,893,220	1,949,601
Provisions	306,044	187,958	201,492
Total deferred tax assets	3,015,703	2,314,369	2,499,844
Deferred tax liabilities not recognized
Right-of-use assets	(119,384)	—	—
Total deferred tax liabilities		—	—
Net deferred tax assets on temporary differences not brought to account	(2,896,320)	(2,314,369)	(2,499,844)
Total net deferred tax assets	—	—	—

	Consolidated
	2020 $	2019 $	2018 $
Tax losses
Unused tax losses for which no deferred tax asset has been recognized	97,259,045	90,254,547	87,970,140
Potential tax benefit @ 27.5% (Australia)	18,727,578	17,563,730	17,441,144
Potential tax benefit @ 21% (USA)	6,123,340	5,541,152	5,155,038

Subject to the Company continuing to meet the relevant statutory tests, the tax losses are available for offset against future taxable income.

At June 30, 2020, the Company had a potential tax benefit related to tax losses carried forward of A$24,850,918 (2019: A$23,104,882, 2018: A$22,596,185). Such amount includes net losses of A$6,123,340 (2019: A$5,541,152, 2018: A$5,155,038) related to subsidiaries in the United States (U.S.). The Tax Cuts and Jobs Act (TCJA) enacted by Congress in the U.S. on December 22, 2017 cut the top corporate income tax rate from 35% to 21%. For tax years beginning after December 31, 2017, the graduated corporate tax rate structure is eliminated and corporate taxable income will be taxed at 21-percent flat rate. Additionally, the previous 20-year limitation on carry forward net operating losses (NOL’s) has been removed, allowing the NOL’s to be carried forward indefinitely. The remaining tax losses carried forward of A$18,727,578 (2019: A$17,563,730, 2018: A$17,441,144) are indefinite and are attributable to the Company’s operations in Australia. As such the total unused tax losses available to the Company, equal A$24,850,918 (2019: A$23,104,882, 2018: A$22,596,182).

As at balance date, there are unrecognized tax losses with a benefit of approximately A$24,850,918 (2019: A$23,104,882 and 2018:

A$22,596,182) that have not been recognized as a deferred tax asset to the Company. These unrecognized deferred tax assets will only be obtained if:

(a)	The Company companies derive future assessable income of a nature and amount sufficient to enable the benefits to be realized;

(b)	The Company companies continue to comply with the conditions for deductibility imposed by the law; and

(c)	No changes in tax legislation adversely affect the Company companies from realizing the benefit.

Tax consolidation legislation

Genetic Technologies Limited and its wholly owned Australian subsidiaries implemented the tax consolidation legislation as from July 1, 2003. The accounting policy in relation to this legislation is set out in Note 2(g).

The entities in the tax consolidated Company have entered into a Tax Sharing Agreement which, in the opinion of the Directors, limits the joint and several liabilities of the wholly-owned entities in the case of a default by the head entity, Genetic Technologies Limited.

The entities have also entered into a Tax Funding Agreement under which the wholly-owned entities fully compensate Genetic Technologies Limited for any current tax payable assumed and are compensated by Genetic Technologies Limited for any current tax receivable and deferred tax assets relating to unused tax losses or unused tax credits that are transferred to Genetic Technologies Limited under the tax consolidation legislation. The funding amounts are determined by reference to the amounts recognized in the respective subsidiaries’ financial statements.

The amounts receivable or payable under the Tax Funding Agreement are due upon receipt of the funding advice from the head entity, which is issued as soon as practicable after the end of each financial year.

As at June 30, 2020, there are no unrecognized temporary differences associated with the Company’s investments in subsidiaries, as the Company has no liability for additional taxation should unremitted earnings be remitted (2019: $Nil, 2018:$Nil).